UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 29, 2012

1.814091.107

CTF-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.7%
	Principal Amount	Value
Connecticut - 88.7%
Bethany, Orange and Woodbridge Reg'l. School District #5:
4.5% 8/15/20	$ 1,315,000	$ 1,507,897
4.5% 8/15/21	1,225,000	1,389,665
4.5% 8/15/22	1,325,000	1,488,505
5% 8/15/18	1,500,000	1,819,815
5% 8/15/19	750,000	897,578
Bloomfield Gen. Oblig.:
Series 2010 A, 4% 10/15/20	750,000	879,105
Series 2010 B, 4% 10/15/19	1,110,000	1,301,908
Bridgeport Gen. Oblig.:
Series 2002 A:
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,570,000	4,656,145
5.375% 8/15/18 (FSA Insured)	3,400,000	3,464,090
5.375% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,051,120
Series 2004 A, 5.25% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,443,037
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,828,643
5% 12/1/17 (FSA Insured)	1,830,000	2,118,262
5% 12/1/18 (FSA Insured)	1,635,000	1,874,805
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,858,996
Connecticut Clean Wtr. Fund Rev. Series 1993, 6% 10/1/12 (Escrowed to Maturity)	2,060,000	2,096,132
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.25%, tender 4/2/12 (a)(b)	3,000,000	3,000,540
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,789,900
Connecticut Gen. Oblig.:
Series 2005 B, 5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,388,328
Series 2006 D:
5% 11/1/24	17,980,000	20,834,325
5% 11/1/25	10,000,000	11,582,600
Series 2006 E, 5% 12/15/16	3,020,000	3,629,104
Series 2006 F, 5% 12/1/21	14,000,000	16,380,000
Series 2007 D, 5% 12/1/19	1,745,000	2,111,642
Series 2008 A, 5% 4/15/27	5,000,000	5,747,000
Series 2008 B, 5% 4/15/28	4,000,000	4,575,560
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2011 D:
5% 11/1/24	$ 4,810,000	$ 5,886,622
5% 11/1/25	10,000,000	12,151,700
Series A:
5% 2/15/28	2,500,000	2,929,175
5% 2/15/29	2,500,000	2,923,925
Connecticut Health & Ed. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	5,000,000	5,030,650
Series A:
5% 7/1/20	4,855,000	5,611,652
5% 7/1/21	800,000	918,024
5% 7/1/41	3,000,000	3,147,960
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,625,943
Series N:
5% 7/1/20	1,250,000	1,387,163
5% 7/1/21	610,000	677,094
5% 7/1/21	1,940,000	2,219,457
5% 7/1/22	2,035,000	2,317,580
5% 7/1/23	1,500,000	1,657,470
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,372,480
Series M, 5% 7/1/34	1,000,000	1,058,180
Series O, 5% 7/1/40	2,000,000	2,127,180
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,252,157
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,209,190
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	2,115,000	2,646,605
(Quinnipiac Univ. Proj.):
Series J, 5.75% 7/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,243,500
Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,181,760
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,115,380
5% 7/1/18	1,000,000	1,114,360
(Saint Raphael Hosp. Proj.) Series H, 6.5% 7/1/13 (AMBAC Insured)	2,755,000	2,793,956
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,628,701
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	$ 3,000,000	$ 3,479,580
5% 7/1/30	2,000,000	2,306,900
(William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/35 (FSA Insured)	1,000,000	1,072,630
(Yale Univ. Proj.):
Series X1, 5% 7/1/42	12,015,000	12,492,356
Series Y1, 5% 7/1/35	5,000,000	5,417,550
Series Z1, 5% 7/1/42	3,335,000	3,683,107
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,517,437
5% 7/1/18 (AMBAC Insured)	3,020,000	3,414,684
5% 7/1/19 (AMBAC Insured)	2,035,000	2,276,677
5% 7/1/31 (AMBAC Insured)	5,000,000	5,312,600
Series 2011 M, 5.375% 7/1/41	5,485,000	5,929,230
Series G, 5% 7/1/39	1,000,000	1,103,640
Series H1, 5% 7/1/41	1,250,000	1,359,588
Series J:
5% 11/1/24	1,390,000	1,711,896
5% 11/1/25	1,465,000	1,788,662
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Covanta Southeastern Connecticut Co. Proj.) Series 2010 A, 4% 11/15/14 (b)	1,520,000	1,629,972
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2003 B, 5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,910,000	9,609,168
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,262,140
5% 7/1/23	3,260,000	3,638,486
Series 2007 A:
5% 8/1/26	3,800,000	4,293,886
5% 8/1/27 (AMBAC Insured)	2,000,000	2,250,220
Series 2008 A, 5% 11/1/21	5,000,000	5,937,100
Series 2009 1, 5% 2/1/17	10,000,000	11,989,700
Series 2010 C, 5% 11/1/20	1,085,000	1,354,221
Series 2011 A, 5% 12/1/25	5,000,000	6,088,850
Connecticut State Revolving Fund Gen. Rev.:
Series 2008 A:
5% 2/1/16	5,500,000	6,432,745
5% 2/1/17	3,000,000	3,611,340
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut State Revolving Fund Gen. Rev.: - continued
Series 2009 A:
5% 6/1/23	$ 1,750,000	$ 2,113,913
5% 6/1/25	7,210,000	8,601,818
5% 6/1/26	2,000,000	2,369,840
Connecticut Transmission Muni. Elec. Energy Bonds Series 2011 A, 0.95%, tender 5/15/12 (a)	5,000,000	5,000,750
Danbury Gen. Oblig.:
Series 2010 B:
5% 7/1/19	2,005,000	2,504,045
5% 7/1/20	1,220,000	1,535,480
Series 2011:
5% 7/15/22	1,000,000	1,259,790
5% 7/15/23	1,300,000	1,622,595
5% 7/15/24	410,000	508,199
5% 7/15/25	350,000	431,158
East Lyme Gen. Oblig. Series 2010:
4% 7/15/17	260,000	300,908
4% 7/15/18	535,000	622,553
4% 7/15/19	335,000	391,632
4% 7/15/21	360,000	417,578
4% 7/15/22	325,000	373,194
Enfield Gen. Oblig. Series 2009:
5% 7/1/17	820,000	984,869
5% 7/1/18	350,000	424,323
Fairfield Gen. Oblig.:
Series 2009, 5% 7/1/20	1,500,000	1,891,875
5% 7/1/17	1,000,000	1,218,990
5% 7/1/18	1,000,000	1,236,850
5% 7/1/19	3,225,000	4,068,628
Farmington Gen. Oblig.:
Series 2009 B:
4% 9/15/17	740,000	821,933
4% 9/15/19	500,000	545,315
4% 9/15/20	250,000	270,410
Series A:
4% 9/15/20	1,445,000	1,677,790
4% 9/15/21	905,000	1,040,451
5% 9/15/19	325,000	406,471
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,039,200
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,061,790
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,520,151
Series 2005 D:
5% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,892,916
5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,857,811
Series 2009, 5% 11/15/17 (Assured Guaranty Corp. Insured)	1,000,000	1,193,340
Meriden Gen. Oblig. Series 2010 B:
5% 8/1/14	1,335,000	1,468,647
5% 8/1/15	1,000,000	1,137,200
5% 8/1/17	2,680,000	3,220,797
Monroe Gen. Oblig. Series 2009:
4% 5/1/13	500,000	521,740
4% 5/1/14	800,000	861,208
5% 5/1/15	500,000	567,820
5% 5/1/16	1,000,000	1,176,700
5% 5/1/18	500,000	612,410
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,341,902
5% 6/15/17 (AMBAC Insured) (b)	775,000	778,875
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,985,000	2,240,767
New Canaan Gen. Oblig. Series 2009 A, 5% 4/1/19	1,015,000	1,267,187
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	33,413
Series 2005:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,705,000	1,884,809
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100)	1,925,000	2,176,347
Series 2006:
5% 11/1/15 (AMBAC Insured)	2,575,000	2,906,145
5% 11/1/16 (AMBAC Insured)	6,000,000	6,978,960
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
Series 2009 A:
5% 3/1/20 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,174,810
5% 3/1/25 (Assured Guaranty Corp. Insured)	2,000,000	2,273,460
5.25% 3/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,417,640
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,615,176
New Milford Gen. Oblig. Series 2004:
5% 1/15/16 (AMBAC Insured)	1,025,000	1,189,195
5% 1/15/17 (AMBAC Insured)	1,025,000	1,219,053
Newtown Gen. Oblig. Series 2009 B, 5% 7/1/18	600,000	737,994
Norwalk Gen. Oblig.:
Series 2010 B:
4.5% 7/1/21	1,465,000	1,760,637
5% 7/1/23	975,000	1,198,197
5% 7/1/26	625,000	750,038
Series 2011 A:
4% 7/1/22	1,000,000	1,161,000
4% 7/1/23	1,000,000	1,151,850
4% 7/1/24	1,000,000	1,140,980
Oxford Gen. Oblig. Series 2011:
4% 8/1/19	500,000	585,385
4% 8/1/20	200,000	229,168
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/19	600,000	691,506
4% 7/15/21	600,000	682,548
4% 7/15/22	600,000	675,708
4% 7/15/23	600,000	671,838
Reg'l. School District #15:
4% 7/1/16	750,000	848,340
4% 7/1/22	1,520,000	1,720,822
Ridgefield Gen. Oblig. Series 2009, 5% 9/15/18	3,535,000	4,411,185
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,671,075
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,674,288
Eighteenth Series B1, 5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,655,000	4,908,185
Twentieth Series A:
5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,274,164
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.: - continued
Twentieth Series A:
5.25% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,795,000	$ 3,515,663
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	26,719,993
Stamford Gen. Oblig.:
Series 2009 B:
5% 7/1/17	4,520,000	5,504,546
5% 7/1/18	3,600,000	4,435,344
Series 2011, 4% 7/1/23	1,045,000	1,204,634
5.25% 7/15/15	3,000,000	3,199,410
5.5% 7/15/14	1,250,000	1,273,663
Trumbull Gen. Oblig.:
Series 2004, 5% 1/15/17 (AMBAC Insured)	1,100,000	1,199,022
Series 2009:
4% 9/15/17	850,000	986,306
4% 9/15/19	400,000	469,064
4% 9/15/20	525,000	606,370
4% 9/15/21	500,000	571,440
Univ. of Connecticut Gen. Oblig.:
Series 2010 A, 5% 2/15/29	2,805,000	3,256,942
Series 2011 A, 5% 2/15/27	3,000,000	3,568,620
Watertown Gen. Oblig.:
Series 2005, 5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,060,000	1,315,004
Series 2009 B:
4.5% 7/1/20	1,375,000	1,641,076
5% 7/1/18	2,635,000	3,208,771
5% 7/1/19	1,000,000	1,233,240
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/19	3,175,000	3,977,799
5% 7/1/20	2,195,000	2,772,351
5% 7/1/21	1,000,000	1,257,710
5% 7/1/22	1,210,000	1,504,817
West Haven Gen. Oblig. Series 2005, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,480,000	2,682,170
Weston Gen. Oblig. Series 2010 B:
5% 8/1/21	1,750,000	2,186,538
5% 8/1/22	2,000,000	2,470,780
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	904,360
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Westport Gen. Oblig.: - continued
Series 2010:
Series 2009, 5% 2/1/21	$ 480,000	$ 582,442
4% 11/1/20	1,050,000	1,268,946
4% 11/1/21	1,000,000	1,188,810
Wilton Gen. Oblig. Series 2009:
5% 1/15/18	300,000	367,569
5% 1/15/20	350,000	437,861
Windsor Gen. Oblig. Series 2010 B:
4% 7/15/18	530,000	613,088
4% 7/15/19	500,000	569,965
4% 7/15/20	460,000	517,505
		513,334,485
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/14	1,000,000	1,043,330
Puerto Rico - 6.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA:
5.5% 7/1/19 (Escrowed to Maturity)	2,035,000	2,625,150
5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	465,000	529,416
Series CC, 5.25% 7/1/33	2,495,000	2,865,308
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	6,216,966
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,816,482
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,249,640
Series 2002 A, 5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	250,000	284,658
Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,277,060
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,552,050
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,423,032
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	938,496
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series VV, 5.25% 7/1/24 (FGIC Insured)	$ 2,500,000	$ 2,888,600
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,281,860
		36,948,718
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,509,853
TOTAL INVESTMENT PORTFOLIO - 95.7% (Cost $514,692,726)	553,836,386
NET OTHER ASSETS (LIABILITIES) - 4.3%	24,931,916
NET ASSETS - 100%	$ 578,768,302
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $514,684,057. Net unrealized appreciation aggregated $39,152,329, of which $39,362,429 related to appreciated investment securities and $210,100 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 29, 2012

1.814102.107

NJT-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 92.6%
	Principal Amount	Value
New Jersey - 78.7%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	$ 3,045,000	$ 3,496,513
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,589,400
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) Series 2004, 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,650,979
Burlington County Bridge Commission Lease Rev. Series 2002:
5.25% 8/15/16	20,000	20,421
5.25% 8/15/17	20,000	20,438
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series 2005 B, 5% 2/15/14	1,350,000	1,419,957
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,691,037
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. Series 2004, 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,653,504
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,273,677
5% 3/1/21	1,000,000	1,224,490
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,148,540
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,609,295
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	1,635,000	1,226,446
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,920,700
Series 2005 B:
6.375% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,391,840
6.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,515,000	13,911,156
Gloucester County Impt. Auth. Solid Waste Resource Recovery Rev. Bonds (Waste Mangement, Inc. Proj.) Series 1999 B, 3.375%, tender 12/3/12 (a)(b)	1,210,000	1,232,433
Hudson County Ctfs. of Prtn. Series 2002:
6.25% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,210,000	3,481,341
6.25% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,420,000	2,704,544
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn. Series 2002: - continued
6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,525,000	$ 1,730,189
6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,852,724
Jersey City Gen. Oblig.:
Series 2002 B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,393,500
Series 2005 C, 5% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,858,365
Lenape Reg'l. High School District:
7.625% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	675,000	710,822
7.625% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,114,670
Margate City Gen. Oblig. Series 2009, 5% 2/1/18	750,000	898,748
Middlesex County Ctfs. of Prtn. Series 2001, 5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,250
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.) Series 2003:
5.25% 9/15/16 (Pre-Refunded to 9/15/13 @ 100)	1,360,000	1,463,618
5.25% 9/15/17 (Pre-Refunded to 9/15/13 @ 100)	2,000,000	2,152,380
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	26,571
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	2,800,000	2,800,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (a)	3,000,000	3,266,340
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,858,435
Series 2005 K:
5.25% 12/15/16 (AMBAC Insured)	3,000,000	3,448,590
5.5% 12/15/19	8,000,000	9,922,720
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	6,246,600
Series 2005 O:
5% 3/1/20	2,700,000	2,971,863
5.125% 3/1/28	18,455,000	19,830,818
5.125% 3/1/30	2,175,000	2,315,810
5.25% 3/1/21	2,800,000	3,091,060
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,311,850
5.25% 3/1/22	15,700,000	17,293,393
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.: - continued
Series 2005 O:
5.25% 3/1/23	$ 4,740,000	$ 5,210,872
5.25% 3/1/24	9,000,000	9,899,550
5.25% 3/1/25	3,000,000	3,291,570
5.25% 3/1/26	9,000,000	9,814,410
Series 2005 P:
5.125% 9/1/28	6,800,000	7,411,864
5.25% 9/1/26	8,000,000	8,840,640
Series 2006 S, 5% 9/1/36	9,000,000	9,529,380
Series 2007 U, 5% 9/1/37	2,000,000	2,140,380
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,900,000	3,354,749
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1997 B, 5.375% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,750,000	3,755,363
Series 1998 A, 5.25% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,270,000	3,274,742
(American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (b)	5,000,000	5,377,900
(Middlesex Wtr. Co. Proj.) Series 1998, 5.35% 2/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	1,000,320
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series 2002 C, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,026,400
(Kean Univ. Proj.) Series 2009 A, 5.5% 9/1/36	4,500,000	4,893,615
(Montclair State Univ. Proj.):
Series 2002 F, 5% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/15 @ 100)	1,000,000	1,147,360
Series 2003 L, 5.125% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	181,191
Series L, 5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100)	1,975,000	2,193,396
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,160,860
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,137,770
5% 7/1/12	175,000	177,749
5% 7/1/13	250,000	266,148
5% 7/1/14	235,000	259,673
5% 7/1/15	235,000	268,793
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Princeton Theological Seminary Proj.) Series 2009 B:
5% 7/1/17	$ 490,000	$ 597,589
5% 7/1/18	250,000	310,075
5% 7/1/19	200,000	250,888
(Princeton Univ. Proj.) Series 2010 B, 4.25% 7/1/40	5,000,000	5,286,550
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,866,100
5.5% 7/1/18 (FGIC Insured)	4,390,000	5,197,848
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,297,560
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	3,030,698
New Jersey Envir. Infrastructure Trust:
5% 9/1/17	4,870,000	5,739,441
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	35,852
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,775,650
(Atlantic City Med. Ctr. Proj.) Series 2002, 5.75% 7/1/25	1,670,000	1,686,232
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17	1,000,000	1,152,360
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100)	2,040,000	2,112,196
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39	3,000,000	3,141,360
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,908,109
Series 2010, 5% 1/1/34	2,000,000	2,071,880
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,332,750
(Saint Mary's Hosp. - Passaic Proj.) Series 2007-1:
5% 3/1/20	2,030,000	2,259,593
5% 3/1/21	2,680,000	2,969,842
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,751,609
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,907,680
Series 2008 A. 5.25% 10/1/38	5,965,000	6,388,455
Series 2009 A, 5.75% 10/1/31	4,000,000	4,508,960
Series 2011:
5% 7/1/19	1,500,000	1,737,480
5% 7/1/23	2,500,000	2,871,475
5% 7/1/24	2,000,000	2,280,260
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
Series 2011:
5% 7/1/25	$ 2,265,000	$ 2,563,391
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,887,050
Series 2011-1, 5.5% 12/1/21 (b)	2,000,000	2,251,920
New Jersey Tobacco Settlement Fing. Corp.:
Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	7,215,000	7,661,609
Series 2007 1A, 5% 6/1/15	1,000,000	1,078,250
New Jersey Tpk. Auth. Tpk. Rev.:
Series 1991 C:
6.5% 1/1/16 (Escrowed to Maturity)	2,415,000	2,719,604
6.5% 1/1/16 (Escrowed to Maturity)	5,975,000	6,876,568
Series 2005 C:
6.5% 1/1/16	595,000	712,453
6.5% 1/1/16 (Escrowed to Maturity)	190,000	232,942
Series 2009 E, 5.25% 1/1/40	4,920,000	5,498,395
Series 2009 G, 5% 1/1/17	3,745,000	4,381,013
Series 2009 I, 5% 1/1/35	5,000,000	5,534,350
New Jersey Trans. Trust Fund Auth.:
Series 2001 A:
5.5% 6/15/12	145,000	147,116
6% 6/15/35	2,800,000	3,357,676
Series 2004 B:
5.5% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000,000	12,790,360
5.5% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,275,000	6,322,351
Series 2005 B:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,830,000	11,292,016
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,461,852
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	18,816,596
Series 2005 C, 5.25% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000,000	11,130,200
Series 2005 D, 5% 6/15/20	4,000,000	4,425,760
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	5,233,500
0% 12/15/34	4,000,000	1,261,800
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series 2006 C:
0% 12/15/36 (AMBAC Insured)	$ 2,000,000	$ 548,500
Series 2008 A:
0% 12/15/35	12,055,000	3,540,312
0% 12/15/36	25,000,000	6,856,250
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,909,215
Series 2009 A:
0% 12/15/36	1,915,000	525,189
0% 12/15/38	13,900,000	3,389,654
0% 12/15/39	18,895,000	4,359,265
Series 2010 A, 0% 12/15/30	14,750,000	5,943,070
Series 2011 A, 5.25% 6/15/25	6,000,000	7,128,720
Series 2011 B:
5.25% 6/15/25	3,185,000	3,784,162
5.25% 6/15/26	2,000,000	2,363,760
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,751,704
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) Series 1998, 5.375% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,500,000	1,503,630
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,241,590
Newark Gen. Oblig. Series 2002, 5.375% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,840,000	2,946,642
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.) Series 2004, 5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100)	2,500,000	2,735,575
(Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,455,692
North Bergen Township Muni. Utils. Auth. Swr. Rev. Series 2003:
5.25% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	3,030,384
5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,200
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,143,180
Rutgers State Univ. Rev.:
Series 1992 A, 6.4% 5/1/13	755,000	782,588
Series 2009 F:
5% 5/1/30	1,500,000	1,700,100
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Rutgers State Univ. Rev.: - continued
Series 2009 F:
5% 5/1/39	$ 9,500,000	$ 10,388,440
Series 2010 I, 5% 5/1/29	1,110,000	1,273,836
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,276,660
		519,605,304
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2003, 5.25% 7/1/17	1,300,000	1,357,954
Series 2007 A, 5% 7/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855,000	3,101,615
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,003,800
Series 2001 A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,004,500
Series 2010 D, 5% 1/1/40	4,000,000	4,235,840
		12,703,709
New York & New Jersey - 6.7%
Port Auth. of New York & New Jersey:
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,009,960
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	7,285,000	7,381,745
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	8,807,518
136th Series, 5.25% 11/1/16 (b)	2,800,000	3,070,368
141st Series:
5% 9/1/18 (b)	6,000,000	6,657,180
5% 9/1/21 (CIFG North America Insured) (b)	2,400,000	2,614,368
163rd Series, 5% 7/15/35	3,255,000	3,661,387
166th Series, 5% 1/15/41	5,000,000	5,554,900
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,317,610
		44,075,036
Puerto Rico - 4.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A:
5.25% 7/1/42	1,800,000	1,802,700
5.75% 7/1/37	2,100,000	2,234,337
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2003, 5.75% 7/1/19 (FGIC Insured)	$ 3,000,000	$ 3,154,050
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2005 C, 5.5% 7/1/18	2,000,000	2,264,980
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,277,060
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,781,050
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,977,474
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,173,120
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	6,000,000	1,199,580
0% 8/1/47 (AMBAC Insured)	1,000,000	141,500
Series 2009 A, 6.5% 8/1/44	1,500,000	1,749,750
Series 2010 C, 6% 8/1/39	2,200,000	2,509,694
Series 2011 C, 0% 8/1/38	23,300,000	5,794,477
		32,059,772
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,130,660
Series 2009 A1, 5% 10/1/24	500,000	536,425
Series 2009 B, 5% 10/1/25	1,200,000	1,285,788
		2,952,873
TOTAL INVESTMENT PORTFOLIO - 92.6% (Cost $563,607,885)	611,396,694
NET OTHER ASSETS (LIABILITIES) - 7.4%	48,650,309
NET ASSETS - 100%	$ 660,047,003
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $563,463,847. Net unrealized appreciation aggregated $47,932,847, of which $48,317,658 related to appreciated investment securities and $384,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012